REDEEMABLE NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2024
REDEEMABLE NON-CONTROLLING INTERESTS
REDEEMABLE NON-CONTROLLING INTERESTS
10.	REDEEMABLE NON-CONTROLLING INTERESTS

In August and December 2020, 1 Pharmacy Technology issued its ordinary shares to certain private placement investors at fair value evaluated by the third-party valuer, representing 9.2% of the outstanding shares of 1 Pharmacy Technology for total consideration of RMB934,820. Under the agreements, 1 Pharmacy Technology and the investors agreed to facilitate 1 Pharmacy Technology’s IPO in the Shanghai Sci-Tech Innovation Board (“STAR”) prior to June 30, 2023. If the IPO has not been completed and the China Securities Regulatory Commission has not otherwise approved the registration of the STAR Listing registration application prior to June 30, 2023, the investors have the right to require Yao Wang to repurchase all or any portion of their ownership interests in 1 Pharmacy Technology at the cost plus annual interest rate of 6%. The ownership interests held by the investors were classified as redeemable non-controlling interests under ASC 480 Distinguishing Liabilities from Equity as the redemption feature embedded in the non-controlling interests and not solely within the Group’s control. Total number of 66,318,885 shares was increased in Yao Wang’s redeemable non-controlling interests due to issuance of common stock of 1 Pharmacy Technology.

The Company negotiated with the investors of 1 Pharmacy Technology in the contingently redeemable non-controlling interest in 1 Pharmacy Technology, and has signed agreements or commitment letters to reschedule the repayments with certain investors in 2024. The redeemable non-controlling interests as of and for the years ended December 31, 2023 and 2024 were summarized as follows:

	2023	2024
Opening balance as of January 1	1,056,939	870,825
Net loss attributable to the redeemable non-controlling interest	(30,852)	(1,992)
Accretion of redeemable non-controlling interest	86,941	54,357
Payment of redeemable non-controlling interest	(1,729)	(87,502)
Reclassified from accrued expenses and other current liabilities	—	205,030
Reclassified to accrued expenses and other current liabilities	(240,474)	(1,804)
Ending balance as of December 31	870,825	1,038,914